Deferred Offering Costs (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Deferred Offering Costs [Line Items]
Beggining Balance, Professional and agents' fees paid	$ 57,500	$ 0
Additions - Professional and Agents' fees Paid	22,590
Ending Balance, Professional and agents' fees paid	80,090	0
Beggining Balance, Professional and Agents' fees Accrued	142,071	0
Additions - Professional and Agents' fees Accrued	20,479
Ending Balance, Professional and Agents' fees Accrued	162,550	0
Begining Balance, Deferred Offering Costs	199,571	0
Additions - Deferred Offering Costs	43,069
Ending Balance, Deferred Offering Costs	$ 242,640	$ 0